Share-Based Compensation (Tables)	6 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Activity of the Service-Based RSUs

A summary of the activity of the service-based RSUs for the six months ended December 31, 2025 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value US$
Unvested as of June 30, 2024	—	—
Granted	—	—
Vested	—	—
Forfeited	—
Unvested as of December 31, 2024	—	—
Unvested as of June 30, 2025	50,000	—
Granted	—	—
Vested	(50,000)	—
Forfeited	—	—
Unvested as of December 31, 2025	—	—